Subsequent Events:	6 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
Subsequent Events:

14. Subsequent Events:

Dividend payment: During July 2022, the Company paid monthly cash dividends of $0.1615 per share on its outstanding Series A Preferred Shares, amounting to $73. Similarly, on August 2, 2022, the board of directors of Pyxis Tankers Inc. declared a monthly dividend of $0.1615 per share, for the month of August 2022. The cash dividend of $73 will be payable on August 22, 2022, to holders of record as of August 15, 2022.